Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt

Long-term debt	Dec. 31, 2014			Dec. 31, 2013
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.70 - 6.92%	2015 - 2025	$16,122	0.70 - 6.92%	$13,946
Floating rate	0.06 - 0.82%	2015 - 2038	2,178	0.05 - 1.10%	3,079
Subordinated debt (a)	4.95 - 7.50%	2016 - 2033	1,655	4.75 - 7.50%	2,514
Junior subordinated debentures (a)	6.37%	2036	309	6.37%	325
Total			$20,264		$19,864

(a)	Fixed rate.

Total long-term debt that matures during the next five years for BNY Mellon is as follows: 2015 – $3.65 billion, 2016 – $2.45 billion, 2017 – $1.25 billion, 2018 – $2.85 billion and 2019 – $4.25 billion.

Trust-preferred securities

Mellon Capital III, a Delaware statutory trust owned by BNY Mellon, issued trust preferred securities in 2006. At Dec. 31, 2014, the sole assets of Mellon Capital III are junior subordinated debentures of BNY Mellon with maturities and interest rates that match the trust preferred securities. BNY Mellon's obligations provide a full and unconditional guarantee of payment of distributions and other amounts due on the trust preferred securities. The guarantee does not guarantee payment of distributions or other amounts due when Mellon Capital III does not have funds available to make such payments.
Mellon Capital IV, a Delaware statutory trust owned by BNY Mellon, issued trust preferred securities in June 2007. The sole assets of Mellon Cap IV originally were junior subordinated debentures and a stock purchase contract for preferred stock. Through a remarketing in May 2012, the junior subordinated debentures issued by BNY Mellon and held by Mellon Capital IV were sold to third party investors and then exchanged for BNY Mellon's senior notes, which were sold in a public offering. The proceeds of the sale of the senior notes were used to fund the purchase by Mellon Capital IV of $500 million of BNY Mellon’s Series A preferred stock, which was issued on June 20, 2012. At Dec. 31, 2014, the Series A preferred stock was the sole asset of Mellon Capital IV. See Note 15 of the Notes to Consolidated Financial Statements for additional disclosures related to preferred stock, including the Series A preferred stock.
The following tables set forth a summary of the trust preferred securities issued by the Trusts as of Dec. 31, 2014 and Dec. 31, 2013:

Trust preferred securities at Dec. 31, 2014 (dollar amounts in millions)	Trust-preferred securities issued by the trust	Interest rate	Assets of the trust	(a)	Due date	Call date	Call price
MEL Capital III (b)	$312	6.37%	$309		2036	2016	Par
MEL Capital IV	—	—%	500		—	—	—
Total	$312		$809

(a)	Represents junior subordinated deferrable interest debentures of BNY Mellon in the case of MEL Capital III and BNY Mellon’s Series A preferred stock in the case of MEL Capital IV.

(b)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.56 to £1, the rate of exchange on Dec. 31, 2014.

Trust preferred securities at Dec. 31, 2013 (dollar amounts in millions)	Trust-preferred securities issued by the trust	Interest rate	Assets of the trust	(a)	Due date	Call date	Call price
MEL Capital III (b)	$330	6.37%	$325		2036	2016	Par
MEL Capital IV	—	—%	500		—	—	—
Total	$330		$825

(a)	Represents junior subordinated deferrable interest debentures of BNY Mellon in the case of MEL Capital III and BNY Mellon’s Series A preferred stock in the case of MEL Capital IV.

(b)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.65 to £1, the rate of exchange on Dec. 31, 2013.